Shareholder Report, Line Graph (Details) - USD ($)																									1 Months Ended							2 Months Ended								3 Months Ended									4 Months Ended						5 Months Ended							6 Months Ended								7 Months Ended					8 Months Ended						9 Months Ended							10 Months Ended				11 Months Ended					12 Months Ended							13 Months Ended		14 Months Ended					15 Months Ended						16 Months Ended		17 Months Ended					18 Months Ended						19 Months Ended		20 Months Ended	21 Months Ended	22 Months Ended
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PGIM S&P 500 Buffer 12 ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																								$ 10,000.00							$ 10,123.18																							$ 10,410.32																				$ 11,002.38																	$ 11,281.41														$ 11,743.35													$ 11,237.52													$ 12,286.00			$ 12,799.78
PGIM S&P 500 Buffer 20 ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																								10,000.00							10,096.68																							10,318.40																				10,763.58																	10,996.80														11,340.00													11,023.84													11,788.77			12,146.42
PGIM S&P 500 Buffer 12 ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																							$ 10,000.00																									$ 10,264.80																					$ 10,840.59																		$ 11,102.02																$ 11,455.39													$ 10,957.70													$ 11,964.69				$ 12,507.39
PGIM S&P 500 Buffer 20 ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																							10,000.00																									10,210.00																					10,657.55																		10,882.83																11,156.07													10,839.67													11,586.03				11,971.54
PGIM S&P 500 Buffer 12 ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																						$ 10,000.00																	$ 9,979.28																						$ 10,636.44																			$ 10,946.74																$ 11,426.63														$ 11,108.36													$ 12,108.68									$ 12,584.03
PGIM S&P 500 Buffer 20 ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																						10,000.00																	9,997.02																						10,520.02																			10,780.44																11,152.40														10,945.69													11,670.51									12,007.35
PGIM S&P 500 Buffer 12 ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																					$ 10,000.00									$ 9,770.90																							$ 10,443.39																				$ 10,756.58																	$ 11,261.14														$ 10,580.46													$ 11,373.45													$ 11,693.76
PGIM S&P 500 Buffer 20 ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																					10,000.00									9,831.88																							10,383.22																				10,657.13																	11,055.88														10,609.54													11,180.01													11,430.81
PGIM S&P 500 Buffer 12 ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																				$ 10,000.00																											$ 10,623.66																	$ 10,905.58																		$ 11,317.15																$ 10,994.92													$ 11,835.51													$ 12,168.25
PGIM S&P 500 Buffer 20 ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																				10,000.00																											10,499.14																	10,739.24																		11,065.80																11,002.55													11,595.98													11,849.21
PGIM S&P 500 Buffer 12 ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value													$ 10,000.00																						$ 10,313.82																						$ 10,597.21																			$ 11,027.82																$ 10,577.32														$ 11,644.67													$ 12,037.91
PGIM S&P 500 Buffer 20 ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value													10,000.00																						10,261.49																						10,509.06																			10,855.31																10,558.53														11,507.09													11,810.08
PGIM S&P 500 Buffer 12 ETF – July
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																			$ 10,000.00																								$ 10,297.69																						$ 10,592.00																		$ 11,056.08																$ 10,507.52													$ 11,674.74													$ 12,159.36
PGIM S&P 500 Buffer 20 ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																			10,000.00																								10,261.18																						10,517.64																		10,879.45																10,517.83													11,477.35													11,833.42
PGIM S&P 500 Buffer 12 ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																		$ 10,000.00																										$ 10,299.54																						$ 10,596.47																		$ 11,042.80																$ 10,559.49													$ 11,766.16													$ 12,285.14
PGIM S&P 500 Buffer 20 ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																		10,000.00																										10,274.30																						10,536.37																		10,893.25																10,576.84													11,449.50													11,839.42
PGIM S&P 500 Buffer 12 ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																	$ 10,000.00																												$ 10,269.60																						$ 10,502.97																		$ 10,938.30																$ 10,483.04													$ 11,513.78													$ 12,091.92
PGIM S&P 500 Buffer 20 ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																	10,000.00																												10,235.15																						10,441.30																		10,784.78																10,492.80													11,271.76													11,648.44
PGIM S&P 500 Buffer 12 ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																$ 10,000.00																														$ 10,247.60																						$ 10,474.23																		$ 10,923.83																$ 10,462.62													$ 11,449.84													$ 11,997.08
PGIM S&P 500 Buffer 20 ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value																10,000.00																														10,219.06																						10,409.81																		10,753.76																10,484.84													11,199.80													11,540.56
PGIM S&P 500 Buffer 12 ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value															$ 10,000.00																					$ 10,232.33																						$ 10,622.14																			$ 11,066.75																$ 10,608.86														$ 11,588.73													$ 12,055.54
PGIM S&P 500 Buffer 20 ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value															10,000.00																					10,201.60																						10,528.02																			10,878.90																10,596.95														11,318.40													11,637.82
PGIM S&P 500 Buffer 12 ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value														$ 10,000.00																							$ 10,276.74																						$ 10,545.74																			$ 10,806.35																$ 10,318.64														$ 11,286.77													$ 11,940.88
PGIM S&P 500 Buffer 20 ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value														10,000.00																							10,233.14																						10,462.78																			10,688.06																10,356.55													11,109.42														11,592.53
PGIM Laddered S&P 500 Buffer 12 ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value												$ 10,000.00																										$ 10,178.98																						$ 10,459.75																			$ 10,863.48																$ 10,418.48														$ 11,376.56													$ 11,857.72
PGIM LADDERED S&P 500 BUFFER 20 ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value												10,000.00																										10,149.45																						10,398.95																			10,716.41																10,438.52														11,169.12													11,514.97
PGIM Nasdaq-100 Buffer 12 ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value											$ 10,000.00																	$ 10,162.28																							$ 9,683.34																				$ 10,839.61																		$ 11,412.17
PGIM Nasdaq-100 Buffer 12 ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value											10,000.00																	10,124.11																							10,022.42																				10,925.46																		11,279.66
PGIM NASDAQ-100 BUFFER 12 ETF - JULY
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value											10,000.00																	10,141.95																							9,803.25																				10,924.36																		11,504.90
PGIM Nasdaq-100 Buffer 12 ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value											10,000.00																	10,153.33																							9,716.67																				10,828.02																		11,413.49
PGIM Laddered Nasdaq-100 Buffer 12 ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value											10,000.00																	10,141.40																							9,817.14																				10,877.78																		11,396.13
PGIM S&P 500 Max Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value										$ 10,000.00																			$ 10,089.11																							$ 10,003.17																				$ 10,382.33																$ 10,582.81
PGIM S&P 500 Max Buffer ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value									$ 10,000.00																																	$ 9,924.08																					$ 10,287.34																		$ 10,503.70
PGIM S&P 500 Max Buffer ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value								$ 10,000.00																										$ 9,936.02																						$ 10,260.24																			$ 10,445.80
PGIM S&P 500 Max Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value							$ 10,000.00																				$ 10,026.88																							$ 10,285.69																				$ 10,446.10
PGIM S&P 500 MAX BUFFER ETF - MAY
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value						$ 10,000.00																																			$ 10,232.36																					$ 10,381.39
PGIM S&P 500 MAX BUFFER ETF - JUNE
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value					$ 10,000.00																												$ 10,178.45																						$ 10,350.66
PGIM S&P 500 MAX BUFFER ETF - JULY
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value				$ 10,000.00																						$ 10,063.22																							$ 10,250.76
PGIM S&P 500 Max Buffer ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value			$ 10,000.00																																					$ 10,218.69
PGIM S&P 500 Max Buffer ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value		$ 10,000.00																														$ 10,134.98
PGIM S&P 500 MAX BUFFER ETF - OCTOBER
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	Net Asset Value (NAV)
Accumulated Value	$ 10,000.00																								$ 10,043.75
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	S&P 500 Price Return Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000		$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,226.86795817	$ 10,216.66657937	$ 9,923.75435547		$ 10,270.16039641	$ 9,583.84473886	$ 10,158.95278084	$ 10,588.112425116424	$ 10,723.495449154016	$ 9,352.69151121672	$ 10,463.844909311936	$ 10,463.844909311936	$ 10,463.844909311936	$ 10,463.844909311936	$ 9,881.133010334857	$ 10,789.987385845672	$ 11,383.230285994117	$ 9,219.50296354705	$ 10,966.32238323327	$ 10,966.32238323327	$ 10,966.32238323327	$ 10,463.844909311936	$ 10,966.32238323327	$ 10,392.196327781428	$ 11,023.770351679334	$ 11,296.438112995216		$ 9,468.577421080552	$ 10,509.95310771928	$ 10,557.383178315036	$ 11,570.638062854528	$ 10,646.384126604227	$ 10,810.876323603583	$ 10,810.876323603583	$ 10,810.876323603583	$ 10,810.876323603583	$ 10,835.969010294028	$ 12,282.491119605294	$ 10,494.77253564613	$ 11,330.018366804747	$ 11,330.018366804747	$ 11,330.018366804747	$ 11,330.018366804747	$ 10,810.876323603583	$ 11,396.417520030407	$ 12,188.842474420466		$ 10,778.299726492422	$ 10,858.513691588882	$ 11,577.566745672655	$ 11,487.43504309272	$ 11,445.793513249075	$ 11,445.793513249075	$ 11,445.793513249075	$ 11,445.793513249075	$ 11,195.341849193459	$ 11,323.846327694133	$ 11,995.424500845658	$ 11,995.424500845658	$ 11,995.424500845658	$ 11,995.424500845658	$ 11,445.793513249075	$ 11,774.377526520442	$ 11,629.77180897171		$ 11,496.228599282196	$ 11,961.53453157048	$ 10,552.452721554744	$ 10,552.452721554744	$ 10,552.452721554744	$ 10,552.452721554744	$ 11,852.838500828553		$ 11,059.185173455144	$ 11,059.185173455144	$ 11,059.185173455144	$ 11,059.185173455144	$ 10,552.452721554744	$ 12,465.880644786761	$ 10,598.951364069655	$ 12,664.029284197595	$ 12,012.099941152303	$ 12,012.099941152303	$ 12,012.099941152303	$ 12,012.099941152303	$ 10,927.727968483341	$ 12,588.925160489169	$ 12,588.925160489169	$ 12,588.925160489169	$ 12,588.925160489169	$ 12,012.099941152303	$ 11,492.922354783534	$ 12,065.030416725638	$ 11,675.605551610635	$ 12,961.04068425509	$ 12,961.04068425509	$ 12,961.04068425509	$ 12,961.04068425509	$ 12,439.284396794455	$ 13,583.434368303333	$ 13,583.434368303333	$ 13,583.434368303333	$ 13,583.434368303333	$ 12,961.04068425509	$ 13,082.658182355075	$ 13,018.152600631398	$ 13,290.610672241524	$ 13,421.972173035905	$ 14,116.171676094193	$ 14,340.552150367192
NASDAQ 100 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																	NASDAQ 100 Price Return Index
Accumulated Value											$ 10,000																	$ 10,221.716229840002																							$ 9,314.132845077327																				$ 11,049.843771511567																		$ 12,306.259219061652